Distribution Date:	12/17/21	Morgan Stanley Capital I Trust 2016-UBS9
Determination Date:	12/13/21
Next Distribution Date:	01/18/22
Record Date:	11/30/21	Commercial Mortgage Pass-Through Certificates
Series 2016-UBS9

Table of Contents			Contacts
Section	Pages	Role	Party and Contact Information
Certificate Distribution Detail	2	Depositor	Morgan Stanley Capital I Inc.
Certificate Factor Detail	3		General Information Number	(212) 761-4000	cmbs_notices@morganstanley.com
Certificate Interest Reconciliation Detail	4		1585 Broadway | New York, NY 10036
		Master Servicer	KeyBank National Association
Additional Information	5
			Andy Lindenman	(913) 317-4372
Bond / Collateral Reconciliation - Cash Flows	6
			11501 Outlook Street, Suite 300 | Overland Park, KS 66211
Bond / Collateral Reconciliation - Balances	7	Special Servicer	CWCapital Asset Management LLC
Current Mortgage Loan and Property Stratification	8-12		Brian Hanson		bhanson@cwcapital.com
Mortgage Loan Detail (Part 1)	13-14		900 19th Street, NW, 8th Floor | Washington, DC 20006
Mortgage Loan Detail (Part 2)	15-16	Operating Advisor & Asset	Park Bridge Lender Services LLC
		Representations Reviewer
Principal Prepayment Detail	17
			David Rodgers	(212) 230-9025
Historical Detail	18		600 Third Avenue, 40th Floor | New York, NY 10016
Delinquency Loan Detail	19	Certificate Administrator	Computershare Trust Company, N.A. as agent for Wells Fargo
Collateral Stratification and Historical Detail	20		Bank, N.A.
			Corporate Trust Services (CMBS)		cts.cmbs.bond.admin@wellsfargo.com;
Specially Serviced Loan Detail - Part 1	21				trustadministrationgroup@wellsfargo.com
Specially Serviced Loan Detail - Part 2	22		9062 Old Annapolis Road | Columbia, MD 21045
Modified Loan Detail	23
Historical Liquidated Loan Detail	24
Historical Bond / Collateral Loss Reconciliation Detail	25
Interest Shortfall Detail - Collateral Level	26
Supplemental Notes	27

This report is compiled by Computershare Trust Company, N.A. from information provided by third parties. Computershare Trust Company, N.A. has not independently confirmed the accuracy of the information.

Please visit www.ctslink.com for additional information and if applicable, any special notices and any credit risk retention notices. In addition, certificate holders may register online for email notification when special notices are posted. For information or assistance please call 866-846-4526.

© Copyright 2021 Computershare. All rights reserved. Confidential.	Page 1 of 27

				Certificate Distribution Detail

											Current	Original
		Pass-Through Rate		Beginning	Principal	Interest	Prepayment		Total		Credit	Credit
Class	CUSIP	(2)	Original Balance	Balance	Distribution	Distribution	Penalties	Realized Losses	Distribution	Ending Balance	Support¹	Support¹
Regular Certificates
A-1	61766CAA7	1.711000%	29,800,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-2	61766CAB5	2.982000%	73,500,000.00	17,495,300.87	0.00	43,475.82	0.00	0.00	43,475.82	17,495,300.87	34.84%	30.00%
A-SB	61766CAF6	3.340000%	46,100,000.00	40,107,297.43	761,773.49	111,631.98	0.00	0.00	873,405.47	39,345,523.94	34.84%	30.00%
A-3	61766CAD1	3.329000%	125,000,000.00	125,000,000.00	0.00	346,770.83	0.00	0.00	346,770.83	125,000,000.00	34.84%	30.00%
A-4	61766CAE9	3.594000%	192,226,000.00	192,226,000.00	0.00	575,716.87	0.00	0.00	575,716.87	192,226,000.00	34.84%	30.00%
A-S	61766CAG4	3.903000%	47,496,000.00	47,496,000.00	0.00	154,480.74	0.00	0.00	154,480.74	47,496,000.00	26.56%	22.88%
B	61766CAK5	4.590835%	39,997,000.00	39,997,000.00	0.00	153,016.34	0.00	0.00	153,016.34	39,997,000.00	19.60%	16.87%
C	61766CAL3	4.606835%	29,997,000.00	29,997,000.00	0.00	115,159.35	0.00	0.00	115,159.35	29,997,000.00	14.37%	12.38%
D	61766CAV1	3.000000%	34,164,000.00	34,164,000.00	0.00	85,410.00	0.00	0.00	85,410.00	34,164,000.00	8.42%	7.25%
E	61766CAX7	3.356835%	14,999,000.00	14,999,000.00	0.00	41,957.64	0.00	0.00	41,957.64	14,999,000.00	5.81%	5.00%
F	61766CAZ2	3.356835%	6,666,000.00	6,666,000.00	0.00	18,647.22	0.00	0.00	18,647.22	6,666,000.00	4.64%	4.00%
G	61766CBB4	3.356835%	6,666,000.00	6,666,000.00	0.00	18,647.22	0.00	0.00	18,647.22	6,666,000.00	3.48%	3.00%
H*	61766CBH1	3.356835%	19,998,197.00	19,998,197.00	0.00	80,219.86	0.00	0.00	80,219.86	19,998,197.00	0.00%	0.00%
V	61766CBE8	0.000000%	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
R	61766CBF5	0.000000%	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
Regular SubTotal			666,609,197.00	574,811,795.30	761,773.49	1,745,133.87	0.00	0.00	2,506,907.36	574,050,021.81

Notional Certificates
X-A	61766CAH2	1.156952%	466,626,000.00	374,828,598.30	0.00	361,382.31	0.00	0.00	361,382.31	374,066,824.81
X-B	61766CAJ8	0.389394%	87,493,000.00	87,493,000.00	0.00	28,391.07	0.00	0.00	28,391.07	87,493,000.00
X-D	61766CAM1	1.606835%	34,164,000.00	34,164,000.00	0.00	45,746.58	0.00	0.00	45,746.58	34,164,000.00
X-E	61766CAP4	1.250000%	14,999,000.00	14,999,000.00	0.00	15,623.96	0.00	0.00	15,623.96	14,999,000.00
X-FG	61766CAR0	1.250000%	13,332,000.00	13,332,000.00	0.00	13,887.50	0.00	0.00	13,887.50	13,332,000.00
X-H	61766CAT6	1.250000%	19,998,197.00	19,998,197.00	0.00	20,831.46	0.00	0.00	20,831.46	19,998,197.00
Notional SubTotal			636,612,197.00	544,814,795.30	0.00	485,862.88	0.00	0.00	485,862.88	544,053,021.81

Deal Distribution Total					761,773.49	2,230,996.75	0.00	0.00	2,992,770.24

*	Denotes the Controlling Class (if required)
(1)

Calculated by taking (A) the sum of the ending certificate balance of all classes in a series less (B) the sum of (i) the ending certificate balance of the designated class and (ii) the ending certificate balance of all classes which are not subordinate to the designated class and dividing

	the result by (A).
(2)

Pass-Through Rates with respect to any Class of Certificates on next month’s Payment Date is expected to be the same as the current respective Pass-Through Rate, subject to any modifications on the underlying loans, any change in certificate or pool balance, any change in the

	underlying index (if and as applicable), and any other matters provided in the governing documents.

© Copyright 2021 Computershare. All rights reserved. Confidential.												Page 2 of 27

				Certificate Factor Detail
						Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution	Interest Distribution	/ (Paybacks)	Shortfalls	Prepayment Penalties	Realized Losses	Total Distribution	Ending Balance
Regular Certificates
A-1	61766CAA7	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-2	61766CAB5	238.03130435	0.00000000	0.59150776	0.00000000	0.00000000	0.00000000	0.00000000	0.59150776	238.03130435
A-SB	61766CAF6	870.00645184	16.52437072	2.42151800	0.00000000	0.00000000	0.00000000	0.00000000	18.94588872	853.48208113
A-3	61766CAD1	1,000.00000000	0.00000000	2.77416664	0.00000000	0.00000000	0.00000000	0.00000000	2.77416664	1,000.00000000
A-4	61766CAE9	1,000.00000000	0.00000000	2.99500000	0.00000000	0.00000000	0.00000000	0.00000000	2.99500000	1,000.00000000
A-S	61766CAG4	1,000.00000000	0.00000000	3.25250000	0.00000000	0.00000000	0.00000000	0.00000000	3.25250000	1,000.00000000
B	61766CAK5	1,000.00000000	0.00000000	3.82569543	0.00000000	0.00000000	0.00000000	0.00000000	3.82569543	1,000.00000000
C	61766CAL3	1,000.00000000	0.00000000	3.83902890	0.00000000	0.00000000	0.00000000	0.00000000	3.83902890	1,000.00000000
D	61766CAV1	1,000.00000000	0.00000000	2.50000000	0.00000000	0.00000000	0.00000000	0.00000000	2.50000000	1,000.00000000
E	61766CAX7	1,000.00000000	0.00000000	2.79736249	0.00000000	0.00000000	0.00000000	0.00000000	2.79736249	1,000.00000000
F	61766CAZ2	1,000.00000000	0.00000000	2.79736274	0.00000000	0.00000000	0.00000000	0.00000000	2.79736274	1,000.00000000
G	61766CBB4	1,000.00000000	0.00000000	2.79736274	0.00000000	0.00000000	0.00000000	0.00000000	2.79736274	1,000.00000000
H	61766CBH1	1,000.00000000	0.00000000	4.01135462	(1.21399244)	2.54972386	0.00000000	0.00000000	4.01135462	1,000.00000000
V	61766CBE8	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
R	61766CBF5	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

Notional Certificates
X-A	61766CAH2	803.27413882	0.00000000	0.77445815	0.00000000	0.00000000	0.00000000	0.00000000	0.77445815	801.64162479
X-B	61766CAJ8	1,000.00000000	0.00000000	0.32449533	0.00000000	0.00000000	0.00000000	0.00000000	0.32449533	1,000.00000000
X-D	61766CAM1	1,000.00000000	0.00000000	1.33902880	0.00000000	0.00000000	0.00000000	0.00000000	1.33902880	1,000.00000000
X-E	61766CAP4	1,000.00000000	0.00000000	1.04166678	0.00000000	0.00000000	0.00000000	0.00000000	1.04166678	1,000.00000000
X-FG	61766CAR0	1,000.00000000	0.00000000	1.04166667	0.00000000	0.00000000	0.00000000	0.00000000	1.04166667	1,000.00000000
X-H	61766CAT6	1,000.00000000	0.00000000	1.04166691	0.00000000	0.00000000	0.00000000	0.00000000	1.04166691	1,000.00000000

© Copyright 2021 Computershare. All rights reserved. Confidential.										Page 3 of 27

				Certificate Interest Reconciliation Detail

									Additional
				Accrued	Net Aggregate	Distributable	Interest		Interest
		Accrual	Prior Interest	Certificate	Prepayment	Certificate	Shortfalls /	Payback of Prior	Distribution	Interest	Cumulative
Class	Accrual Period	Days	Shortfalls	Interest	Interest Shortfall	Interest	(Paybacks)	Realized Losses	Amount	Distribution	Interest Shortfalls
A-1	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-2	11/01/21 - 11/30/21	30	0.00	43,475.82	0.00	43,475.82	0.00	0.00	0.00	43,475.82	0.00
A-SB	11/01/21 - 11/30/21	30	0.00	111,631.98	0.00	111,631.98	0.00	0.00	0.00	111,631.98	0.00
A-3	11/01/21 - 11/30/21	30	0.00	346,770.83	0.00	346,770.83	0.00	0.00	0.00	346,770.83	0.00
A-4	11/01/21 - 11/30/21	30	0.00	575,716.87	0.00	575,716.87	0.00	0.00	0.00	575,716.87	0.00
X-A	11/01/21 - 11/30/21	30	0.00	361,382.31	0.00	361,382.31	0.00	0.00	0.00	361,382.31	0.00
X-B	11/01/21 - 11/30/21	30	0.00	28,391.07	0.00	28,391.07	0.00	0.00	0.00	28,391.07	0.00
X-D	11/01/21 - 11/30/21	30	0.00	45,746.58	0.00	45,746.58	0.00	0.00	0.00	45,746.58	0.00
X-E	11/01/21 - 11/30/21	30	0.00	15,623.96	0.00	15,623.96	0.00	0.00	0.00	15,623.96	0.00
X-FG	11/01/21 - 11/30/21	30	0.00	13,887.50	0.00	13,887.50	0.00	0.00	0.00	13,887.50	0.00
X-H	11/01/21 - 11/30/21	30	0.00	20,831.46	0.00	20,831.46	0.00	0.00	0.00	20,831.46	0.00
A-S	11/01/21 - 11/30/21	30	0.00	154,480.74	0.00	154,480.74	0.00	0.00	0.00	154,480.74	0.00
B	11/01/21 - 11/30/21	30	0.00	153,016.34	0.00	153,016.34	0.00	0.00	0.00	153,016.34	0.00
C	11/01/21 - 11/30/21	30	0.00	115,159.35	0.00	115,159.35	0.00	0.00	0.00	115,159.35	0.00
D	11/01/21 - 11/30/21	30	0.00	85,410.00	0.00	85,410.00	0.00	0.00	0.00	85,410.00	0.00
E	11/01/21 - 11/30/21	30	0.00	41,957.64	0.00	41,957.64	0.00	0.00	0.00	41,957.64	0.00
F	11/01/21 - 11/30/21	30	0.00	18,647.22	0.00	18,647.22	0.00	0.00	0.00	18,647.22	0.00
G	11/01/21 - 11/30/21	30	0.00	18,647.22	0.00	18,647.22	0.00	0.00	0.00	18,647.22	0.00
H	11/01/21 - 11/30/21	30	75,057.57	55,942.20	0.00	55,942.20	(24,277.66)	0.00	0.00	80,219.86	50,989.88
Totals			75,057.57	2,206,719.09	0.00	2,206,719.09	(24,277.66)	0.00	0.00	2,230,996.75	50,989.88

© Copyright 2021 Computershare. All rights reserved. Confidential.												Page 4 of 27

	Additional Information
Total Available Distribution Amount (1)	2,992,770.24
(1) The Available Distribution Amount includes any Prepayment Premiums.

© Copyright 2021 Computershare. All rights reserved. Confidential.		Page 5 of 27

Bond / Collateral Reconciliation - Cash Flows

Total Funds Collected		Total Funds Distributed
Interest		Fees
Interest Paid or Advanced	2,218,466.06	Master Servicing Fee	5,395.48
Interest Reductions due to Nonrecoverability Determination	0.00	Certificate Administrator Fee	4,311.09
Interest Adjustments	0.00	Trustee Fee	0.00
Deferred Interest	0.00	CREFC® Intellectual Property Royalty License Fee	239.51
ARD Interest	0.00	Operating Advisor Fee	1,618.90
Net Prepayment Interest Excess / (Shortfall)	0.00	Asset Representations Reviewer Fee	182.02
Extension Interest	0.00
Interest Reserve Withdrawal	0.00
Total Interest Collected	2,218,466.06	Total Fees	11,746.99

Principal		Expenses/Reimbursements
Scheduled Principal	761,773.49	Reimbursement for Interest on Advances	0.00
Unscheduled Principal Collections		ASER Amount	0.00
Principal Prepayments	0.00	Special Servicing Fees (Monthly)	(25,207.33)
Collection of Principal after Maturity Date	0.00	Special Servicing Fees (Liquidation)	0.00
Recoveries From Liquidations and Insurance Proceeds	0.00	Special Servicing Fees (Work Out)	929.66
Excess of Prior Principal Amounts Paid	0.00	Legal Fees	0.00
Curtailments	0.00	Rating Agency Expenses	0.00
Negative Amortization	0.00	Taxes Imposed on Trust Fund	0.00
Principal Adjustments	0.00	Non-Recoverable Advances	0.00
		Workout Delayed Reimbursement Amounts	0.00
		Other Expenses	0.00
Total Principal Collected	761,773.49	Total Expenses/Reimbursements	(24,277.67)

		Interest Reserve Deposit	0.00

Other		Payments to Certificateholders and Others
Prepayment Penalties / Yield Maintenance	0.00	Interest Distribution	2,230,996.75
Gain on Sale / Excess Liquidation Proceeds	0.00	Principal Distribution	761,773.49
Borrower Option Extension Fees	0.00	Prepayment Penalties / Yield Maintenance	0.00
Net SWAP Counterparty Payments Received	0.00	Borrower Option Extension Fees	0.00
		Net SWAP Counterparty Payments Paid	0.00
Total Other Collected	0.00	Total Payments to Certificateholders and Others	2,992,770.24
Total Funds Collected	2,980,239.55	Total Funds Distributed	2,980,239.56

© Copyright 2021 Computershare. All rights reserved. Confidential.			Page 6 of 27

	Bond / Collateral Reconciliation - Balances

	Collateral Reconciliation		Certificate Reconciliation
		Total		Total
Beginning Scheduled Collateral Balance	574,811,795.31	574,811,795.31	Beginning Certificate Balance	574,811,795.30
(-) Scheduled Principal Collections	761,773.49	761,773.49	(-) Principal Distributions	761,773.49
(-) Unscheduled Principal Collections	0.00	0.00	(-) Realized Losses	0.00
(-) Principal Adjustments (Cash)	0.00	0.00	Realized Loss and Realized Loss Adjustments on Collateral	0.00
(-) Principal Adjustments (Non-Cash)	0.00	0.00	Current Period NRA¹	0.00
(-) Realized Losses from Collateral	0.00	0.00	Current Period WODRA¹	0.00
(-) Other Adjustments²	0.00	0.00	Principal Used to Pay Interest	0.00
			Non-Cash Principal Adjustments	0.00
Ending Scheduled Collateral Balance	574,050,021.82	574,050,021.82	Certificate Other Adjustments**	0.00
Beginning Actual Collateral Balance	574,811,795.31	574,811,795.31	Ending Certificate Balance	574,050,021.81
Ending Actual Collateral Balance	574,050,021.82	574,050,021.82

	NRA/WODRA Reconciliation		Under / Over Collateralization Reconciliation
	Non-Recoverable Advances (NRA) from	Workout Delayed Reimbursement of Advances
	Principal	(WODRA) from Principal	Beginning UC / (OC)	(0.01)
Beginning Cumulative Advances	0.00	0.00	UC / (OC) Change	0.00
Current Period Advances	0.00	0.00	Ending UC / (OC)	(0.01)
Ending Cumulative Advances	0.00	0.00	Net WAC Rate	4.61%
			UC / (OC) Interest	0.00
(1)	Current Period NRA and WODRA displayed will represent the portion applied as Realized Losses to the bonds.
(2)	Other Adjustments value will represent miscellaneous items that may impact the Scheduled Balance of the collateral.
**	A negative value for Certificate Other Adjustments represents the payback of prior Principal Shortfalls, if any.

© Copyright 2021 Computershare. All rights reserved. Confidential.				Page 7 of 27

			Current Mortgage Loan and Property Stratification

		Scheduled Balance							Debt Service Coverage Ratio¹
Scheduled	# Of	Scheduled	% Of			Weighted Avg	Debt Service Coverage	# Of	Scheduled	% Of			Weighted Avg
				WAM²	WAC						WAM²	WAC
Balance	Loans	Balance	Agg. Bal.			DSCR¹	Ratio	Loans	Balance	Agg. Bal.			DSCR¹
Defeased	3	58,467,730.73	10.19%	48	4.8115	NAP	Defeased	3	58,467,730.73	10.19%	48	4.8115	NAP
5,000,000 or less	4	11,478,197.58	2.00%	49	5.1357	1.801778	1.30 or less	4	47,215,405.12	8.22%	49	5.1070	1.103743
5,000,001 to 10,000,000	9	68,270,694.44	11.89%	49	4.7335	1.665474	1.31 to 1.40	1	54,118,129.42	9.43%	50	4.6837	1.310000
10,000,001 to 15,000,000	3	39,452,868.97	6.87%	48	5.0288	1.561042	1.41 to 1.50	3	16,662,305.10	2.90%	49	4.9310	1.444917
15,000,001 to 20,000,000	3	55,855,988.18	9.73%	37	4.7705	1.943624	1.51 to 1.60	1	14,662,781.86	2.55%	47	5.0781	1.600000
20,000,001 to 25,000,000	1	20,886,467.98	3.64%	49	5.1450	1.290000	1.61 to 1.80	4	20,413,043.80	3.56%	49	4.8133	1.688546
25,000,001 to 50,000,000	4	151,465,518.65	26.39%	60	4.5206	2.243269	1.81 to 2.00	6	162,058,120.70	28.23%	44	4.5543	1.887328
50,000,001 or greater	3	168,172,555.29	29.30%	49	4.3890	2.076495	2.01 to 2.25	3	68,564,222.68	11.94%	49	4.2338	2.169589
Totals	30	574,050,021.82	100.00%	51	4.6313	1.919786	2.26 to 2.50	2	41,378,687.83	7.21%	48	4.3387	2.307478
							2.51 to 3.00	2	37,330,000.00	6.50%	95	4.9804	2.735015
							3.01 or greater	1	53,179,594.58	9.26%	50	4.4000	3.070000
							Totals	30	574,050,021.82	100.00%	51	4.6313	1.919786
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.
(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© Copyright 2021 Computershare. All rights reserved. Confidential.													Page 8 of 27

			Current Mortgage Loan and Property Stratification

			State³						State³
	# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
State				WAM²	WAC		State				WAM²	WAC
	Properties	Balance	Agg. Bal.			DSCR¹		Properties	Balance	Agg. Bal.			DSCR¹
Defeased	5	58,467,730.73	10.19%	48	4.8115	NAP	Virginia	4	38,656,233.27	6.73%	93	5.0364	2.487905
Alaska	1	3,857,628.06	0.67%	50	4.4000	3.070000	Washington	3	20,471,097.93	3.57%	18	4.9165	1.956961
Arizona	1	702,592.51	0.12%	50	4.4000	3.070000	Washington, DC	1	1,484,722.82	0.26%	50	4.4000	3.070000
California	5	40,935,314.35	7.13%	49	4.9769	1.473870	Totals	80	574,050,021.82	100.00%	51	4.6313	1.919786
Colorado	1	40,000,000.00	6.97%	50	4.0970	2.200000
									Property Type³
Connecticut	3	14,855,987.09	2.59%	50	4.8611	1.925216
Florida	14	48,371,291.93	8.43%	48	4.4528	2.209668		# Of	Scheduled	% Of			Weighted Avg
							Property Type				WAM²	WAC
Georgia	2	19,826,005.26	3.45%	48	4.6923	2.006394		Properties	Balance	Agg. Bal.			DSCR¹
Illinois	8	11,332,723.97	1.97%	47	5.0781	1.652677	Defeased	5	58,467,730.73	10.19%	48	4.8115	NAP
Indiana	3	4,958,793.29	0.86%	49	4.5176	2.860176	Industrial	6	22,246,639.08	3.88%	49	4.8699	1.768817
Kansas	1	836,010.90	0.15%	47	5.0781	1.860000	Lodging	3	40,254,177.29	7.01%	49	5.1696	1.074991
Kentucky	1	2,624,263.51	0.46%	49	4.9500	1.410000	Mobile Home Park	2	13,840,470.41	2.41%	48	4.7355	2.013158
Louisiana	1	6,961,227.83	1.21%	48	4.7450	1.270000	Multi-Family	2	12,682,106.27	2.21%	48	4.7391	1.472994
Maryland	1	6,681,185.71	1.16%	49	5.0270	1.420000	Office	8	211,462,372.50	36.84%	54	4.6260	1.849490
Massachusetts	1	3,287,601.14	0.57%	50	4.4000	3.070000	Retail	35	161,916,930.95	28.21%	49	4.4651	2.080944
Michigan	6	8,432,735.55	1.47%	48	5.0368	1.876528	Self Storage	19	53,179,594.58	9.26%	50	4.4000	3.070000
Mississippi	2	22,858,304.53	3.98%	49	4.8874	1.771025	Totals	80	574,050,021.82	100.00%	51	4.6313	1.919786
Missouri	1	1,164,443.65	0.20%	47	5.0781	1.860000
New Jersey	1	44,665,518.65	7.78%	49	4.6726	1.890000
New York	1	60,874,831.29	10.60%	47	4.1175	1.890000
North Carolina	2	1,758,579.95	0.31%	49	4.5669	2.772117
Ohio	4	6,252,756.03	1.09%	50	4.7144	2.555830
Oregon	1	3,738,320.50	0.65%	50	4.4000	3.070000
Pennsylvania	2	22,439,187.61	3.91%	48	4.3184	2.232180
Texas	4	77,554,933.78	13.51%	50	4.6225	1.742282

Note: Please refer to footnotes on the next page of the report.

© Copyright 2021 Computershare. All rights reserved. Confidential.													Page 9 of 27

				Current Mortgage Loan and Property Stratification

			Note Rate							Seasoning
		# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
	Note Rate				WAM²	WAC		Seasoning				WAM²	WAC
		Loans	Balance	Agg. Bal.			DSCR¹		Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	3	58,467,730.73	10.19%	48	4.8115	NAP	Defeased	3	58,467,730.73	10.19%	48	4.8115	NAP
	4.500% or less	6	222,184,425.87	38.70%	49	4.2399	2.349998	12 months or less	0	0.00	0.00%	0	0.0000	0.000000
	4.5001% to 5.0000%	12	179,896,592.08	31.34%	46	4.7305	1.670203	13 months to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	5.0001% to 5.5000%	9	113,501,273.14	19.77%	64	5.1472	1.743320	25 months to 36 months	0	0.00	0.00%	0	0.0000	0.000000
	5.5001% or greater	0	0.00	0.00%	0	0.0000	0.000000	37 months to 48 months	0	0.00	0.00%	0	0.0000	0.000000
	Totals	30	574,050,021.82	100.00%	51	4.6313	1.919786	49 months or greater	27	515,582,291.09	89.81%	51	4.6108	1.979249
								Totals	30	574,050,021.82	100.00%	51	4.6313	1.919786
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.
(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© Copyright 2021 Computershare. All rights reserved. Confidential.														Page 10 of 27

				Current Mortgage Loan and Property Stratification

		Anticipated Remaining Term (ARD and Balloon Loans)							Remaining Amortization Term (ARD and Balloon Loans)
	Anticipated	# Of	Scheduled	% Of			Weighted Avg	Remaining	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Remaining Term	Loans	Balance	Agg. Bal.			DSCR¹	Amortization Term	Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	3	58,467,730.73	10.19%	48	4.8115	NAP	Defeased	3	58,467,730.73	10.19%	48	4.8115	NAP
	84 months or less	26	487,582,291.09	84.94%	47	4.5775	1.932691	Interest Only	5	117,530,000.00	20.47%	49	4.2799	2.234477
85 months to 120 months		1	28,000,000.00	4.88%	110	5.1910	2.790000	240 months or less	6	100,445,203.10	17.50%	43	4.7103	2.265312
	121 months or greater	0	0.00	0.00%	0	0.0000	0.000000	241 months to 300 months	16	297,607,087.99	51.84%	54	4.7079	1.781906
	Totals	30	574,050,021.82	100.00%	51	4.6313	1.919786	301 months or greater	0	0.00	0.00%	0	0.0000	0.000000
								Totals	30	574,050,021.82	100.00%	51	4.6313	1.919786
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.
(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© Copyright 2021 Computershare. All rights reserved. Confidential.														Page 11 of 27

				Current Mortgage Loan and Property Stratification

			Age of Most Recent NOI						Remaining Stated Term (Fully Amortizing Loans)
	Age of Most	# Of	Scheduled	% Of			Weighted Avg	Age of Most	# Of	Scheduled	% Of	Weighted Avg
					WAM²	WAC					WAM²	WAC
	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹	Recent NOI	Loans	Balance	Agg. Bal.	DSCR¹
	Defeased	3	58,467,730.73	10.19%	48	4.8115	NAP				None
Underwriter's Information		0	0.00	0.00%	0	0.0000	0.000000
	12 months or less	26	507,018,068.41	88.32%	51	4.6094	1.976872
	13 months to 24 months	1	8,564,222.68	1.49%	48	4.6980	2.120000
	25 months or greater	0	0.00	0.00%	0	0.0000	0.000000
	Totals	30	574,050,021.82	100.00%	51	4.6313	1.919786
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.
(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© Copyright 2021 Computershare. All rights reserved. Confidential.												Page 12 of 27

						Mortgage Loan Detail (Part 1)

			Prop									Original Adjusted		Beginning	Ending	Paid
			Type			Interest		Scheduled	Scheduled	Principal	Anticipated Maturity Maturity			Scheduled	Scheduled	Through
Pros ID	Loan ID	Loan Group	(1)	City	State Accrual Type Gross Rate			Interest	Principal	Adjustments Repay Date Date			Date	Balance	Balance	Date
1	10104658	1	OF	New York	NY	Actual/360	4.117%	209,189.09	91,023.65	0.00	N/A	11/06/25	--	60,965,854.94	60,874,831.29	12/06/21
2	10104659	1	SS	Various	Various	Actual/360	4.400%	195,525.64	145,580.83	0.00	02/06/26	02/06/41	--	53,325,175.41	53,179,594.58	12/06/21
3	10104660	1	OF	Dallas	TX	Actual/360	4.684%	211,613.90	98,981.22	0.00	N/A	02/06/26	--	54,217,110.64	54,118,129.42	12/06/21
5	10104661	1	IN	San Leandro	CA	Actual/360	4.637%	162,739.41	90,902.46	0.00	N/A	12/06/25	--	42,113,191.68	42,022,289.22	12/06/21
6	10104662	1	OF	Lawrence Township	NJ	Actual/360	4.673%	173,920.64	0.00	0.00	N/A	01/01/26	--	44,665,518.65	44,665,518.65	11/01/21
7	10104663	1	RT	Boulder	CO	Actual/360	4.097%	136,566.67	0.00	0.00	N/A	02/06/26	--	40,000,000.00	40,000,000.00	12/06/21
8	10104664	1	RT	Ellenton	FL	Actual/360	4.298%	138,984.83	0.00	0.00	N/A	12/01/25	--	38,800,000.00	38,800,000.00	12/01/21
9	10104665	1	OF	Richmond	VA	Actual/360	5.191%	121,123.33	0.00	0.00	N/A	02/06/31	--	28,000,000.00	28,000,000.00	12/06/21
10	10104666	1	LO	Oxnard	CA	Actual/360	5.145%	89,704.27	35,810.92	0.00	N/A	01/01/26	--	20,922,278.90	20,886,467.98	12/01/21
11	10104667	1	OF	Tumwater	WA	Actual/360	4.980%	75,840.36	46,678.97	0.00	N/A	02/06/23	--	18,274,785.11	18,228,106.14	12/06/21
12	10104668	1	RT	Grove City	PA	Actual/360	4.309%	71,808.33	0.00	0.00	N/A	12/01/25	--	20,000,000.00	20,000,000.00	12/01/21
13	10104669	1	RT	Various	Various	Actual/360	5.078%	74,727.49	30,885.46	0.00	N/A	11/06/25	--	17,658,767.50	17,627,882.04	12/06/21
14	10104670	1	Various Various		Various	Actual/360	5.078%	62,157.94	25,690.37	0.00	N/A	11/06/25	--	14,688,472.23	14,662,781.86	12/06/21
15	10104671	1	LO	Tupelo	MS	Actual/360	5.259%	59,434.74	33,530.97	0.00	N/A	02/06/26	--	13,561,835.50	13,528,304.53	12/06/21
16	10104672	1	MF	Vancouver	WA	Actual/360	5.109%	51,014.40	20,730.42	0.00	N/A	12/06/25	--	11,981,540.00	11,960,809.58	12/06/21
17	10104673	1	MH	Marietta	GA	Actual/360	4.688%	44,055.24	15,156.24	0.00	N/A	12/01/25	--	11,276,938.82	11,261,782.58	12/01/21
18	10104674	1	RT	Rancho Cucamonga	CA	Actual/360	4.853%	38,015.17	0.00	0.00	N/A	02/01/26	--	9,400,000.00	9,400,000.00	12/01/21
19	10104675	1	RT	Gulfport	MS	Actual/360	4.348%	33,809.59	0.00	0.00	N/A	12/01/25	--	9,330,000.00	9,330,000.00	12/01/21
20	10104676	1	IN	Norcross	GA	Actual/360	4.698%	33,583.20	13,861.16	0.00	N/A	12/01/25	--	8,578,083.84	8,564,222.68	12/01/21
21	10104677	1	RT	Virginia Beach	VA	Actual/360	4.511%	31,693.81	13,967.25	0.00	N/A	01/06/26	--	8,430,886.37	8,416,919.12	12/06/21
22	10104678	1	IN	Danbury	CT	Actual/360	4.837%	29,731.47	19,154.81	0.00	N/A	02/06/26	--	7,376,010.69	7,356,855.88	12/06/21
23	10104679	1	MF	New Orleans	LA	Actual/360	4.745%	27,567.34	10,490.92	0.00	N/A	12/01/25	--	6,971,718.75	6,961,227.83	12/01/21
24	10104680	1	RT	Finksburg	MD	Actual/360	5.027%	28,031.33	10,200.25	0.00	N/A	01/06/26	--	6,691,385.96	6,681,185.71	12/06/21
25	10104681	1	LO	Oakland	CA	Actual/360	5.050%	24,638.34	15,019.16	0.00	N/A	12/06/25	--	5,854,423.94	5,839,404.78	12/06/21
26	10104682	1	MF	Houston	TX	Actual/360	4.732%	22,593.40	8,640.38	0.00	N/A	12/01/25	--	5,729,518.82	5,720,878.44	12/01/21
27	10104683	1	IN	Various	FL	Actual/360	5.650%	21,165.11	10,611.84	0.00	N/A	02/06/26	--	4,495,243.77	4,484,631.93	12/06/21
28	10104684	1	OF	Branford	CT	Actual/360	5.317%	17,587.30	6,615.75	0.00	N/A	01/06/26	--	3,968,924.80	3,962,309.05	12/06/21
29	10104685	1	RT	Glasgow	KY	Actual/360	4.950%	10,844.21	4,635.12	0.00	N/A	01/01/26	--	2,628,898.63	2,624,263.51	12/01/21

© Copyright 2021 Computershare. All rights reserved. Confidential.															Page 13 of 27

						Mortgage Loan Detail (Part 1)

			Prop									Original	Adjusted	Beginning	Ending	Paid
			Type			Interest		Scheduled	Scheduled	Principal	Anticipated Maturity		Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	Loan Group	(1)	City	State	Accrual Type Gross Rate		Interest	Principal	Adjustments	Repay Date	Date	Date	Balance	Balance	Date
30	10104686	1	MH	Nashville	MI	Actual/360	4.943%	10,640.83	4,559.46	0.00	N/A	01/01/26	--	2,583,247.29	2,578,687.83	12/01/21
31	10104687	1	IN	Valley View	OH	Actual/360	5.250%	10,158.68	9,045.88	0.00	N/A	02/06/26	--	2,321,983.07	2,312,937.19	12/06/21
Totals								2,218,466.06	761,773.49	0.00				574,811,795.31	574,050,021.82
1 Property Type Codes
HC - Health Care		MU - Mixed Use			WH - Warehouse		MF - Multi-Family
SS - Self Storage		LO - Lodging			RT - Retail		SF - Single Family Rental
98 - Other		IN - Industrial			OF - Office		MH - Mobile Home Park
SE - Securities		CH - Cooperative Housing			ZZ - Missing Information/Undefined

© Copyright 2021 Computershare. All rights reserved. Confidential.															Page 14 of 27

					Mortgage Loan Detail (Part 2)

				Most Recent Most Recent Appraisal							Cumulative	Current
		Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Loan Group	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
1	1	15,706,773.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
2	1	10,335,654.21	9,524,482.33	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
3	1	9,484,655.83	6,936,011.04	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
5	1	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
6	1	13,394,916.72	0.00	--	--	--	0.00	0.00	173,467.29	173,467.29	0.00	0.00
7	1	14,310,556.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
8	1	18,367,910.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
9	1	8,425,467.82	6,655,304.41	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
10	1	577,139.34	2,253,566.44	10/01/20	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
11	1	2,883,753.00	2,916,075.67	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
12	1	13,627,925.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
13	1	2,254,200.19	1,889,753.85	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
14	1	1,716,582.69	1,337,281.09	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
15	1	968,536.04	1,554,523.01	10/01/20	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
16	1	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
17	1	1,248,439.97	1,031,609.86	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
18	1	988,126.32	726,719.13	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
19	1	6,134,488.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
20	1	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
21	1	1,027,657.15	494,522.63	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
22	1	959,087.82	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
23	1	593,878.29	439,830.25	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
24	1	703,561.91	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
25	1	(81,254.86)	98,028.77	10/01/20	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
26	1	676,327.16	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
27	1	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
28	1	541,244.91	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
29	1	271,045.52	204,377.14	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00

© Copyright 2021 Computershare. All rights reserved. Confidential.													Page 15 of 27

					Mortgage Loan Detail (Part 2)

				Most Recent	Most Recent	Appraisal					Cumulative	Current
		Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Loan Group	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
30	1	454,218.86	339,131.95	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
31	1	399,683.36	318,334.77	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
Totals		125,970,574.25	36,719,552.34				0.00	0.00	173,467.29	173,467.29	0.00	0.00

© Copyright 2021 Computershare. All rights reserved. Confidential.													Page 16 of 27

Principal Prepayment Detail
			Unscheduled Principal	Prepayment Penalties
Pros ID	Loan Number	Amount	Prepayment / Liquidation Code	Prepayment Premium Amount	Yield Maintenance Amount
No principal prepayments this period
Note: Principal Prepayment Amount listed here may include Principal Adjustment Amounts on the loan in addition to the Unscheduled Principal Amount.

© Copyright 2021 Computershare. All rights reserved. Confidential.					Page 17 of 27

								Historical Detail

						Delinquencies¹								Prepayments			Rate and Maturities
		30-59 Days		60-89 Days		90 Days or More		Foreclosure		REO		Modifications		Curtailments		Payoff	Next Weighted Avg.
Distribution
	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Amount	#	Amount	Coupon	Remit	WAM¹
Date
12/17/21	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.631260%	4.606740%	51
11/18/21	0	0.00	1	44,665,518.65	0	0.00	0	0.00	0	0.00	1	44,665,518.65	0	0.00	0	0.00	4.631358%	4.606835%	52
10/18/21	1	44,567,431.69	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.631441%	4.606913%	53
09/17/21	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.631542%	4.608519%	54
08/17/21	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.631633%	4.607154%	55
07/16/21	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.631723%	4.606977%	56
06/17/21	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.631821%	4.607224%	57
05/17/21	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.631911%	4.607369%	58
04/16/21	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.632007%	4.607463%	59
03/17/21	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.632095%	4.607492%	60
02/18/21	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.632207%	4.607655%	61
01/15/21	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.632293%	4.607740%	62
(1) Foreclosure and REO Totals are included in the delinquencies aging categories.

© Copyright 2021 Computershare. All rights reserved. Confidential.																		Page 18 of 27

Delinquency Loan Detail

		Paid		Mortgage			Outstanding		Servicing	Resolution
		Through	Months	Loan	Current P&I	Outstanding P&I	Servicer	Actual Principal	Transfer	Strategy	Bankruptcy	Foreclosure
Pros ID	Loan ID	Date	Delinquent	Status¹ Advances		Advances	Advances	Balance	Date	Code²	Date	Date	REO Date
6	10104662	11/01/21	0	B	173,467.29	173,467.29	0.00	44,665,518.65	04/12/21	13
Totals					173,467.29	173,467.29	0.00	44,665,518.65

1 Mortgage Loan Status							2 Resolution Strategy Code
A - Payment Not Received But Still in Grace Period 0 - Current					4 - Performing Matured Balloon		1 - Modification		6 - DPO		10 - Deed in Lieu of Foreclosures
B - Late Payment But Less Than 30 days			1 - 30-59 Days Delinquent		5 - Non Performing Matured Balloon		2 - Foreclosure		7 - REO		11- Full Payoff
Delinquent							3 - Bankruptcy		8 - Resolved		12 - Reps and Warranties
			2 - 60-89 Days Delinquent		6 - 121+ Days Delinquent
							4 - Extension		9 - Pending Return to Master Servicer		13 -	TBD
3 - 90-120 Days Delinquent
							5 - Note Sale		98 - Other

© Copyright 2021 Computershare. All rights reserved. Confidential.													Page 19 of 27

				Collateral Stratification and Historical Detail
Maturity Dates and Loan Status¹

		Total	Performing	Non-Performing		REO/Foreclosure

Past Maturity		0	0		0	0
0 - 6 Months		0	0		0	0
7 - 12 Months		0	0		0	0
13 - 24 Months		18,228,106	18,228,106		0	0
25 - 36 Months		0	0		0	0
37 - 48 Months		253,626,110	253,626,110		0	0
49 - 60 Months		221,016,211	221,016,211		0	0
> 60 Months		81,179,595	81,179,595		0	0

Historical Delinquency Information

	Total	Current	30-59 Days	60-89 Days	90+ Days	REO/Foreclosure

Dec-21	574,050,022	574,050,022	0	0	0	0
Nov-21	574,811,795	530,146,277	0	44,665,519	0	0
Oct-21	575,422,470	530,855,038	44,567,432	0	0	0
Sep-21	576,232,827	576,232,827	0	0	0	0
Aug-21	576,979,438	576,979,438	0	0	0	0
Jul-21	577,723,007	577,723,007	0	0	0	0
Jun-21	578,516,085	578,516,085	0	0	0	0
May-21	579,258,069	579,258,069	0	0	0	0
Apr-21	580,049,789	580,049,789	0	0	0	0
Mar-21	580,780,840	580,780,840	0	0	0	0
Feb-21	581,681,071	581,681,071	0	0	0	0
Jan-21	582,406,270	582,406,270	0	0	0	0
(1) Maturity dates used in this chart are based on the dates provided by the Master Servicer in the Loan Periodic File.

© Copyright 2021 Computershare. All rights reserved. Confidential.							Page 20 of 27

			Specially Serviced Loan Detail - Part 1
		Ending Scheduled				Net Operating				Remaining
Pros ID	Loan ID	Balance	Actual Balance	Appraisal Value	Appraisal Date	Income	DSCR	DSCR Date	Maturity Date	Amort Term
6	10104662	44,665,518.65	44,665,518.65	199,000,000.00	11/05/15	11,646,400.72	1.89000	12/31/20	01/01/26	290
Totals		44,665,518.65	44,665,518.65	199,000,000.00		11,646,400.72

© Copyright 2021 Computershare. All rights reserved. Confidential.										Page 21 of 27

Specially Serviced Loan Detail - Part 2

Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²		Special Servicing Comments
6	10104662	OF	NJ	04/12/21	13

12/13/2021 Loan transferred to special servicing on 4/12/2021. Special servicer sent Hello letter, engaged counsel and completed a PNA. The loan was not in default but the cash sweep had been triggered. Borrower and special servicer reached an agree ment in principle for a modification which includes, most notably, an IO conversion and ongoing cash trap (through payoff). The modification closed in September 2021. Return of the loan to the master servicer is expected in

November 2021. Commencing 9/1 /2021, (Effective Date) and on each Payment Date thereafter up to and including the Maturity Date, Borrower shall pay to Noteholder monthly payments of interest only at the Interest Rate. Interest rate will remain unchanged at 4.6726.

1 Property Type Codes						2 Resolution Strategy Code
HC - Health Care			MU - Mixed Use		WH - Warehouse	1 - Modification	6 - DPO	10 - Deed in Lieu of Foreclosures
MF - Multi-Family			SS - Self Storage		LO - Lodging	2 - Foreclosure	7 - REO	11- Full Payoff
RT - Retail			SF - Single Family Rental		98 - Other	3 - Bankruptcy	8 - Resolved	12 - Reps and Warranties
IN - Industrial			OF - Office		MH - Mobile Home Park	4 - Extension	9 - Pending Return to Master Servicer	13 - TBD
SE - Securities			CH - Cooperative Housing		ZZ - Missing Information/Undefined	5 - Note Sale	98 - Other

© Copyright 2021 Computershare. All rights reserved. Confidential.								Page 22 of 27

Modified Loan Detail

		Pre-Modification		Post-Modification				Modification	Modification
		Loan				Modification	Modification Booking	Closing	Effective
			Balance Rate	Balance	Rate
Pros ID	Loan Number	Group				Code¹	Date	Date	Date
6	10104662	1	0.00 4.67200%	0.00	4.67200%	2	09/17/21	09/01/21	10/14/21
Totals			0.00	0.00
1 Modification Codes
1 - Maturity Date Extension		5 - Temporary Rate Reduction	8 - Other
2 - Amortization Change		6 - Capitalization on Interest	9 - Combination
3 - Principal Write-Off		7 - Capitalization on Taxes	10 - Forbearance

Note: Please refer to Servicer Reports for modification comments.

© Copyright 2021 Computershare. All rights reserved. Confidential.									Page 23 of 27

Historical Liquidated Loan Detail
	Loan		Gross Sales					Current		Loss to Loan	Percent of
	Beginning	Most Recent	Proceeds or	Fees,	Net Proceeds	Net Proceeds		Period	Cumulative	with	Original
Loan	Scheduled	Appraised	Other	Advances,	Received on	Available for	Realized Loss	Adjustment to	Adjustment to	Cumulative	Loan
Pros ID¹ Number Dist.Date	Balance	Value or BPO	Proceeds	and Expenses	Liquidation	Distribution	to Loan	Loan	Loan	Adjustment	Balance
No liquidated loans this period
Note: Fees, Advances and Expenses also include outstanding P & I advances and unpaid fees (servicing, trustee, etc.).

© Copyright 2021 Computershare. All rights reserved. Confidential.											Page 24 of 27

Historical Bond / Collateral Loss Reconciliation Detail

		Certificate	Reimb of Prior
		Interest Paid	Realized Losses		Loss Covered by					Total Loss
		from Collateral	from Collateral	Aggregate	Credit	Loss Applied to	Loss Applied to	Non-Cash	Realized Losses	Applied to
Loan	Distribution	Principal	Interest	Realized Loss to	Support/Deal	Certificate	Certificate	Principal	from	Certificate
Pros ID Number	Date	Collections	Collections	Loan	Structure	Interest Payment	Balance	Adjustment	NRA/WODRA	Balance
No realized losses this period

© Copyright 2021 Computershare. All rights reserved. Confidential.										Page 25 of 27

				Interest Shortfall Detail - Collateral Level

			Special Servicing Fees									Modified
		Deferred						Non-		Reimbursement of	Other	Interest
	Interest	Interest						Recoverable	Interest on	Advances from	Shortfalls /	Reduction /
Pros ID	Adjustments	Collected	Monthly	Liquidation	Work Out	ASER	PPIS / (PPIE)	Interest	Advances	Interest	(Refunds)	(Excess)
6	0.00	0.00	(25,207.33)	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.01
15	0.00	0.00	0.00	0.00	929.66	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Total	0.00	0.00	(25,207.33)	0.00	929.66	0.00	0.00	0.00	0.00	0.00	0.00	0.01
Note: Interest Adjustments listed for each loan do not include amounts that were used to adjust the Weighted Average Net Rate of the mortgage loans.									Collateral Shortfall Total		(24,277.66)

© Copyright 2021 Computershare. All rights reserved. Confidential.												Page 26 of 27

Supplemental Notes
None

© Copyright 2021 Computershare. All rights reserved. Confidential.		Page 27 of 27